SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

On October 22, 2024, the Company granted and issued 200,000 shares with a fair value of $296,000 based on the closing price of $1.48 to a consultant that offered legal consulting services. All issued shares were vested immediately.

On October 25, 2024, the Company’s Board of Directors appointed Jing Liu to serve as a new member of the Board of Directors. Ms. Liu will serve under a Director Service Agreement dated October 28, 2024 (the “Agreement”). Under the Agreement Ms. Liu will receive options to purchase Ordinary Shares of the Company at a par value of $0.001 per share, with an exercise price of $0.01 per share. The total value of these stock options is $12,000, based on the closing price of the Company’s stock as of October 25, 2024.

On November 28, 2024, Tea Essence (Hangzhou) and Tea Essence entered into an equity transfer agreement. Pursuant to the agreement, Tea Essence (Hangzhou) agreed to purchase 100% of the equity interest in the Xi’an Cell and Molecule in exchange for consideration of RMB 1,500,000.00. On November 28, 2024, Tea Essence (Hangzhou) and Tea Essence entered into an equity transfer agreement. Pursuant to the agreement, Tea Essence (Hangzhou) agreed to purchase 100% of the equity interest in the Youpincui in exchange for consideration of RMB 500,000.00. As a result, the transaction is a reorganization of the Company’s legal structure with a completed dated on November 28, 2024.

On January 16, 2025, the shareholders of the Company approved and adopted the Third Amended and Restated Memorandum and Articles of Association. Pursuant to the Third Amended and Restated Memorandum and Articles of Association (i) all of the authorized (whether issued or not issued) ordinary shares of par value US$0.001 each in the Company (the “Ordinary Shares”) were re-designated and re-classified into Class A Ordinary Shares where the rights of the existing Ordinary Shares shall be the same as the Class A Ordinary Shares, and (ii) all of the authorized but unissued preference shares of par value of US$0.001 each in the Company were cancelled and a new class of shares comprising of 30,000,000 Class B ordinary shares of par value US$0.001 each (“Class B Ordinary Shares”), which will be convertible, at the option of the holder thereof, into the number of fully paid and non-assessable Class A Ordinary Shares on a one-for-one basis (subject to adjustment as stated in the Company’s articles of association) and be entitled to one hundred (100) votes per share, such that, the Company’s authorized share capital shall become US$300,000 divided into (a) 270,000,000 Class A Ordinary Shares and (b) 30,000,000 Class B Ordinary Shares. Additionally, after the filing of the Third Amended and Restated Memorandum and Articles of Associationin the Cayman Islands, the Company will (i) repurchase (a) 2,004,427 Class A Ordinary Shares held by Mr. Yongwei Hu, our Chief Executive Officer, in consideration of the Company’s new issuance of 2,004,427 Class B Ordinary Shares to Mr. Hu, and (b) 37,412 Class A Ordinary Shares held by Ms. Jing Liu, Mr. Hu’s wife and a director of the Company, in consideration of the Company’s new issuance of 37,412 Class B Ordinary Shares to Ms. Liu; and (ii) issue 2,004,427 and 37,412 Class B Ordinary Shares to Mr. Hu and Ms. Liu, respectively, such that, as a result of the repurchase of Class A Ordinary Shares from and issuance of Class B Ordinary Shares to Mr. Hu and Ms. Liu, Mr. Hu would control 97.15% of the total voting power of the Company and Ms. Liu would control 1.81% of the total voting power of the Company. As of the date of this report, the Class A and Class B Ordinary Shares are not effective pending on the approval from the Nasdaq Stock Exchange.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS